Investment Strategy	Dec. 31, 2025
First Eagle Global Fund | First Eagle Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of long-term capital growth, the Global Fund will normally invest primarily in common stocks (and securities convertible into common stocks) of U.S. and foreign companies.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in debt instruments (e.g., notes and bonds) without regard to credit rating or time to maturity, short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on foreign investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

The investment philosophy and strategy of the Global Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

For more information about the Global Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Overseas Fund | First Eagle Overseas Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of long-term capital growth, the Overseas Fund will invest primarily in equity securities (e.g., common stocks) of non-U.S. companies, the majority of which are traded in mature markets (for example, Canada, Japan, Germany and France), and may invest in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts) and “counts” relevant derivative positions towards this “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). The Fund also may invest up to 20% of its total assets in debt instruments (e.g., notes and bonds). The Fund may invest in debt instruments generally without regard to their credit rating or time to maturity. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in gold and other precious metals, and futures contracts related to precious metals.

The investment philosophy and strategy of the Overseas Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

For more information about the Overseas Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle U.S. Fund | First Eagle U.S. Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of long-term capital growth, the U.S. Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity (e.g., common stocks) and debt instruments (e.g., notes and bonds) and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). In particular, the Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The debt instruments in which the Fund may invest include fixed income securities without regard to credit rating or time to maturity and short-term debt instruments. The Fund may also invest in gold and other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

The investment philosophy and strategy of the U.S. Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

For more information about the U.S. Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Gold Fund | First Eagle Gold Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of providing investors the opportunity to participate in the investment characteristics of gold, the Gold Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold and/or securities (which may include both equity (e.g., common stocks) and, to a limited extent, debt instruments (e.g., notes and bonds)) directly related to gold or issuers principally engaged in the gold industry, including securities of gold mining finance companies as well as operating companies with long-, medium-or short-life mines. Up to 20% of the Fund’s assets may be invested in equity and, to a limited extent, debt instruments unrelated to gold or the gold industry.

The Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The Fund may invest up to 20% of its total assets in debt securities. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in fixed income instruments (without regard to credit rating or time to maturity), short-term debt instruments, other precious metals, and futures contracts related to precious metals. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

An investment in the Gold Fund is not intended to be a complete investment program. However, many investors believe that, historically, a limited exposure to investments in gold or gold-related instruments may provide some offset against the market impact of political and economic disruptions, as well as relieve inflationary or deflationary pressures.

The Gold Fund is a “non-diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts). The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

Unlike the Fund, the Subsidiary may invest without limitation in commodities and related instruments, however, the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to any investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Compliance with the Fund’s investment restrictions generally will be measured on an aggregate basis in respect of the Fund’s and the Subsidiary’s portfolios. The Subsidiary will comply with the 1940 Act provisions governing affiliate transactions and custody of assets. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

For more information about the Gold Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Global Balanced Fund | First Eagle Global Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of long-term growth of capital and current income generation, the Global Balanced Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high-yield, below investment grade instruments (commonly referred to as “junk bonds”), investment grade instruments, sovereign debt, from markets in the United States and multiple countries around the world, and in gold and gold-related investments. Under normal market conditions, the Fund pursues a balanced investment strategy that allocates its assets between equity securities and fixed income securities, including gold and certain gold-related investments. The Fund expects to maintain meaningful exposure to each of these asset classes and expects to invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities (which, for purposes of this policy, include gold and gold-related fixed income investments), consistent with its “balanced” investment strategy. In recent periods, approximately 55% to 75% of total assets were invested in equity investments and approximately 25% to 30% of total assets were invested in fixed income investments and gold, and the Fund currently expects allocations generally within those ranges to continue under normal market conditions, although such allocations may vary over time and may change in response to market or other conditions. Within these two categories, approximately 5% to 15% of total assets were invested in gold and related investments, although these historical allocations may not be indicative of future allocations. The inclusion of gold and gold-related investments in the Fund's portfolio is intended to provide a further element of asset class diversification, consistent with the Fund's view of a balanced investment strategy. The inclusion of gold and gold-related fixed income investments in the fixed income portion of the Fund's portfolio, although gold is not itself a security or fixed income security, is different from most balanced funds.

Investment decisions for the Global Balanced Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in precious metals other than gold, and futures contracts related to precious metals. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to income-producing securities. That generally means that approximately 80% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. The Fund may invest in securities with any maturity or investment rating, as well as unrated securities. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

Additionally, under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 80%, 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

The investment philosophy and strategy of the Global Balanced Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). With respect to equity investments in particular, a discount to “intrinsic value” is sought even for what appear to be the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Investments in debt instruments are made after careful scrutiny of the underlying creditworthiness of the issuer, taking into account such factors as cash flow generation, liquidation value and structural protections. The Global Balanced Fund seeks to own debt instruments that offer an attractive “margin of safety” on principal repayment relative to the total expected return of the security.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

For more information about the Global Balanced Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of capital appreciation and current income, under normal circumstances the Fund will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). The Fund’s investments in foreign equity instruments can be denominated in any applicable foreign currency. Normally, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in dividend paying equity securities where the dividends are expected to increase over time. Such investments include common stock, hybrid instruments such as preferred stock and convertible securities, and real estate investment trusts.

The Fund also may invest in warrants, corporate bonds and other debt instruments, repurchase agreements and derivatives. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value).

In selecting companies for investment, the Adviser seeks to identify what it considers to be high quality companies. While a company selected for investment may not meet all of these characteristics, the Adviser considers a high quality company to demonstrate, in the opinion of the Adviser, some or all of the following: durable competitive advantage(s); conservative capital structure; prudent management; and attractive financial metrics, including the capacity to grow dividends. The Adviser generally will sell an investment if it no longer meets these criteria.

The derivatives in which the Fund may invest include written covered call and put options on equity or debt securities. The Fund may write “covered” call (and put) options on equity or debt securities in seeking to enhance investment return and to hedge against declines (or increases) in the prices of portfolio securities.

The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety”

in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in debt securities generally without regard to their credit rating, time to maturity or duration. “Duration” is a way of measuring a debt security’s sensitivity to a potential change in interest rates. However, the Fund has no current intention of investing more than 5% of its net assets in debt instruments that are below investment grade (commonly referred to as “high yield” or “junk” bonds).

The Fund is a “non-diversified” fund. It generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

For more information about the Rising Dividend Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, in equity securities of small-and micro-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities (e.g., common stocks, warrants and rights), including hybrid securities (e.g., preferred stocks and convertible securities), of small-cap companies. The Adviser defines small-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2000® Index. The Russell 2000® Index is reconstituted annually. Within small-cap, the Adviser further defines micro-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell Microcap® Index. The Russell Microcap® Index is reconstituted annually.

Small-cap companies and micro-cap companies may have similar commercial characteristics (e.g., developing or marketing new products or services for which markets are not yet established). They differ, however, in the market value of their outstanding shares (i.e., market capitalization) with micro-cap companies having smaller market capitalizations than small-cap companies.

Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price-to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). In certain market environments, the Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in securities of foreign issuers.

The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

For more information about the Small Cap Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, in equity securities of small-and mid-cap (“smid cap”) companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities (e.g., common stocks, warrants, rights and preferred stocks) of U.S. smid cap companies. The Adviser defines smid cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell 2500TM Index. The Russell 2500TM Index is reconstituted annually. As of December 31, 2025, the market capitalization range of the companies included within the Russell 2500TM Index was between $5 million and $31 billion.

Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to book or price-to sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). The Adviser also considers investments in companies that have the potential to benefit from a perceived catalyst for positive change, such as companies with new management, a more favorable business cycle, product innovation and/or margin improvement. In certain market environments, the Fund may invest up to 10% of its net assets (plus any borrowings for investment purposes and measured at the time of investment) in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)).

The Fund may invest in other investment companies (e.g., exchange-traded funds) that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what the Adviser deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio. In managing the Fund’s assets, the Adviser uses various methods of analysis primarily rooted in drawing a view on the valuation of each security and a related evaluation of each company. In selecting securities for the Fund, the Adviser generally evaluates the quality of a company’s balance sheet and other measures of a company’s financial condition and profitability, such as the history and/or potential for improvement in cash flow generation, internal rates of return, and sustainable earnings. The Adviser generally seeks to invest in equity securities of companies that are trading below the Adviser’s estimate of the company’s current worth in an attempt to reduce the risk of overpaying for such securities.

For more information about the Smid Cap Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To achieve its objective of long-term capital growth, the Real Assets Fund will normally invest at least 80% of its net assets (plus any borrowing for investment purposes) in a variety of assets believed by the Adviser to represent interests in “real assets” or “real asset” industries. It is anticipated that the Fund will primarily invest in equity securities (including convertible securities) of U.S. and foreign companies, with the balance invested in precious metals and related securities, cash and cash equivalents (such as Treasury bills), fixed income securities including inflation-linked fixed income securities (such as Treasury Inflation-Protected Securities or “TIPS”) and debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds. “Real assets,” in which the Fund will invest, include physical assets and assets that are otherwise recognized as stores of value, such as gold bullion or other precious metals, certain commodities and inflation-linked fixed income securities. While the Fund has no current intention to make direct investment in real estate, land or equipment, it will target the industries of companies that are related to these assets (e.g., real estate investment trusts, developers and construction businesses, real estate finance companies, real estate brokerages and other related businesses, such as home improvement and home furnishings retailers). Specifically, “real asset” industries are those that relate to ownership or production of such assets or products or services otherwise supporting such assets. These industries may include basic materials, industrials, chemicals, energy, infrastructure, real estate, and utilities, as well as related suppliers and similarly connected businesses such as businesses within the telecommunications, health care, automobile and consumer staples sectors or industries. The strategy seeks to preserve flexibility to shift allocations modestly among sectors and asset classes to invest where the Adviser believes the market offers the most appropriate risk-reward opportunities at any given time, within the above framework. Real assets are generally thought to perform well in periods of rising or high inflation, as compared to a broader equity portfolio.

Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may also invest in debt instruments (e.g., notes and bonds) without regard to credit rating or time to maturity, short-term debt instruments, futures contracts related to precious metals, forward contracts related to foreign exchange and options on equity securities or indices. The Fund “counts” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). Under normal circumstances, the Fund anticipates it will allocate a portion of its assets to foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). The Fund is not required to allocate its investments in any set percentages to any particular countries, but normally will invest in at least three countries (one of which may be the United States). The countries in which the Fund may invest may include countries whose economies are still developing (sometimes called “emerging markets”). Through its investments in “real assets” or “real asset” industries, the Fund will be invested in a number of different countries, which may include Canada, Mexico and the United Kingdom.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. See also Defensive Investment Strategies.

The Fund makes some investments through a special purpose trading subsidiary (the “Subsidiary”) and may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest in commodities and related instruments, including derivatives (e.g., gold bullion and other precious metals and related futures, and commodities-related derivatives contracts).

For more information about the Real Assets Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the First Eagle High Yield Municipal Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). While the Fund may invest in securities with any time to maturity, the Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in lower-quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 30% of the Fund’s total investment exposure.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area. The Fund expects that it will have significant exposure to tax obligation (which may include general obligation bonds, special tax bonds and tax allocation revenue securities), education, transportation and industrial revenue securities.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

For more information about the High Yield Municipal Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the First Eagle Short Duration High Yield Municipal Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). While the Fund may invest in securities with any time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a weighted average effective duration of less than five years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in lower-quality municipal bonds and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, the Fund generally invests at least 65% of its net assets in low- to medium-quality bonds rated BBB/Baa or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality, although it may invest less than this amount during abnormal market conditions or periods of large cash inflows or outflows. In doing so, the Fund may invest in below investment grade municipal bonds (those rated BB+/Ba1 or lower), commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its net assets in defaulted municipal bonds. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 15% of the Fund’s total investment exposure.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area. The Fund expects that it will have significant exposure to tax obligation (which may include general obligation bonds, special tax bonds and tax allocation revenue securities), education, transportation and industrial revenue securities.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

For more information about the Short Duration High Yield Municipal Fund’s principal investment strategies, please see the More Information about the Funds’ Investments section.

First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

To pursue its investment objective, the First Eagle Core Plus Municipal Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax. Assuming the position pays interest income that is exempt from regular federal personal income tax, the Fund can “count” relevant derivative positions towards its “80% of assets” allocation and, in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value). While the Fund may invest in securities with any duration or time to maturity, under normal market conditions, the Fund will generally maintain an investment portfolio with a modified duration of between 3 and 10 years. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates.

The Fund invests significantly in investment grade municipal bonds rated higher than BB+/Ba1 at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality and may employ effective leverage through investments in inverse floaters, tender option bonds, total return swaps, interest rate swaps, credit default swaps, credit default swap indices, a line of credit, repurchase agreements and reverse repurchase agreements. While the Fund may invest in securities with any investment rating, under normal market conditions, the Fund will invest no more than 30% of its net assets in below investment grade municipal bonds

(commonly referred to as “high yield” or “junk” bonds) rated BB+/Ba1 or lower at the time of purchase by at least one independent rating agency or, if unrated, judged by the Adviser to be of comparable quality. The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). The Fund’s investments in Inverse Floaters are designed to increase the Fund’s income and returns through this leveraged exposure. The Fund may invest in Inverse Floaters that create effective leverage of up to 15% of the Fund’s total investment exposure. Generally, the underlying bonds of the Inverse Floaters in which the Fund invests will be investment grade bonds, though the Fund may invest in Inverse Floaters without regard to the credit ratings of the underlying bonds of the Inverse Floaters.

In deciding whether to sell a security, the Adviser considers various factors related to the market and the portfolio, which may include whether: a security has become overvalued; the Adviser detects credit deterioration or modifies its portfolio strategy, such as sector and/or state allocations; or a security exceeds the portfolio’s diversification targets.

While the municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies, as of the date of this prospectus, the Fund does not expect that it will have significant exposure to any particular geographic area or type of project.

The Fund may invest in zero coupon bonds. The Fund may also invest (typically for hedging purposes or to manage the effective maturity or duration of the Fund’s portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns) in derivative instruments such as options, futures contracts and options on futures contracts, and interest rate swaps.

For more information about the Core Plus Municipal Fund’s principal investment strategies, please see the More Information about the Fund’s Investments section.